INVESTMENTS (Details Narrative)	12 Months Ended
Dec. 31, 2021 CAD ($) shares
Statement [Line Items]
Fair value gain from treasury metals and warrant distribution	$ 75,000
Equity interest rate	10.00%
Other Marketable Security [Member]
Statement [Line Items]
Number of common stock sold | shares	1,671,732
Net proceeds from sale of common stock	$ 707,000
Net realized gain loss on sale of common stock	$ 314,000
First Majestic [Member]
Statement [Line Items]
Number of common stock sold | shares	687,300
Net proceeds from sale of common stock	$ 13,936,000
Net realized gain loss on sale of common stock	3,725,000
Auteco Earn-In Agreement [Member]
Statement [Line Items]
Initial recognition amount	8,640,000
Amount recognised upon receipt of common shares	$ 8,399,000
Common stock received | shares	100,000,000